SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14- SHAREHOLDERS’ EQUITY

Share capital shares

The changes in the number of issued shares of share capital during the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Balance at the beginning of the year	21,652,110	20,374,500	20,374,500
Issuance of capital shares	2,000,000	1,277,610	-
Balance at the end of the year	23,652,110	21,652,110	20,374,500

In March 2025, the Company completed its IPO of 2,000,000 ordinary shares at a public offering price of $5.00 USD per share. The net proceeds to the Company from the IPO, after deducting underwriting commissions and offering expenses, were ¥993,125 thousand.

On September 30, 2024, the Company’s board of directors approved a 3-for-1 share split of its issued and outstanding common shares. On October 15, 2024, the Company effected a 3-for-1 share split of its issued and outstanding common shares. In connection with the share split, the total number of outstanding common shares increased from 7,209,484 to 21,628,452. The number of shares reflects the retrospective presentation of a 3-for-1 share split in 2024.

All of the issued shares as of March 31, 2025, 2024 and 2023 have been paid in full.

Under the Companies Act of Japan (the “Companies Act”), issuances of capital shares, including conversions of bonds and notes, are required to be credited to the share capital account for at least 50% of the proceeds and to the legal capital surplus account (“Capital surplus”) for the remaining amounts.

The Companies Act permits that share capital, capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a General Meeting of Shareholders. The Companies Act limits the increase of paid in capital in case disposition of treasury shares and issuance of common stock are performed at the same time.

Legal reserve set aside as appropriation of retained earnings and legal capital surplus

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act. Legal reserves may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval of the General Meeting of Shareholders.

Treasury shares

The changes in the number of treasury shares during the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Balance at the beginning of the year	23,658	23,658	1,450,500
Sales of treasury shares	-	-	(1,426,842)
Balance at the end of the year	23,658	23,658	23,658